Related party transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 117,830	$ 16,150	¥ 53,630
Amounts due to related parties	2,326	$ 319	3,004
Trip.com Group
Related party transactions
Amounts due from related parties	117,830		53,630
Amounts due to related parties	¥ 2,326		¥ 3,004